Supplemental Cash Flow Information - Schedule of Net Change in Operating Assets and Liabilities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Schedule of Net Change in Operating Assets and Liabilities [Abstract]
Trade and other receivables	$ 520	$ 102,749
Financial assets	701	(8,120)
Other assets	(2,934)	(53,635)
Trade and other payables	(239)	1,833
Financial liabilities	(391)	321
Other liabilities	(13,398)	32,093
Operating assets and liabilities	$ (15,741)	$ 75,241